Summary of Significant Accounting Policies (Details) - Schedule of reflects the calculation of basic and diluted net income (loss) per ordinary share (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) [Line Items]
Basic and diluted weighted average ordinary shares outstanding (in Shares)			197,550	197,266		197,266	197,315	187,524
Basic and diluted net income (loss) per ordinary share (in Dollars per share)			$ (0.03)	$ (0.24)		$ (0.45)	$ (0.24)	$ (0.95)
Vickers Vantage [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Basic and diluted weighted average ordinary shares outstanding (in Shares)	13,176,395	17,250,000	15,862,288	16,675,824	3,000,000	16,834,110
Basic and diluted net income (loss) per ordinary share (in Dollars per share)	$ (0.01)	$ (0.08)	$ 0.04	$ (0.02)	$ 0	$ 0.05